Deerfield Warrants - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended
	Aug. 15, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Facility Agreement with Deerfield Partners, L.P.
Disclosure of detailed information about borrowings [line items]
Deerfield warrant obligation, change in fair value income		$ 140	$ 9,418	$ 776	$ 9,418
Warrant Obligation, Fair Value	$ 12,297	$ 17		$ 17		$ 793
Warrants, Tranche One
Disclosure of detailed information about borrowings [line items]
Convertible Notes, Shares Converted	4,412,840
Warrants, Tranche One, Price One
Disclosure of detailed information about borrowings [line items]
Convertible Notes, Shares Converted	2,631,578
Warrants, Shares Converted, Exercise Price	$ 24.70
Warrants, Tranche One, Price Two
Disclosure of detailed information about borrowings [line items]
Convertible Notes, Shares Converted	1,781,262
Warrants, Shares Converted, Exercise Price	$ 28.07